Investments - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rollforward of the allowance for credit loss by major security type
Beginning balance	$ 4.9	$ 6.5
Additions for credit losses not previously recorded		17.4	$ 6.1
Reductions for securities sold during the period	(8.7)	(12.4)	(7.0)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	4.2	2.8	10.0
Write-offs charged against allowance	(0.3)	(9.4)	(2.6)
Ending balance	0.1	4.9	6.5
Accrued interest written off to net investment income		0.2
Corporate debt securities
Rollforward of the allowance for credit loss by major security type
Beginning balance	4.5
Additions for credit losses not previously recorded		16.9
Reductions for securities sold during the period	(8.7)	(12.4)	(7.0)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	4.2		7.0
Ending balance		4.5
Accrued interest written off to net investment income		0.2
Commercial mortgage-backed securities
Rollforward of the allowance for credit loss by major security type
Beginning balance	0.3	4.3
Additions for credit losses not previously recorded		0.4	4.0
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period		2.4	2.9
Write-offs charged against allowance	(0.3)	(6.8)	(2.6)
Ending balance		0.3	4.3
Collateralized debt obligations
Rollforward of the allowance for credit loss by major security type
Beginning balance		2.2
Additions for credit losses not previously recorded			2.1
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period		0.4	0.1
Write-offs charged against allowance		(2.6)
Ending balance			$ 2.2
Other debt obligations
Rollforward of the allowance for credit loss by major security type
Beginning balance	0.1
Additions for credit losses not previously recorded		0.1
Ending balance	$ 0.1	$ 0.1